UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

November 30, 2013

1.810710.109

SMD-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
District Of Columbia - 2.2%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,401,394
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	502,710
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	300,000	317,712
6.25% 10/1/34 (a)	300,000	312,942
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	538,770
		1,672,134
Maryland - 92.5%
Anne Arundel County Gen. Oblig.:
Series 2012 B, 5% 4/1/21	2,090,000	2,479,179
Series 2012:
5% 4/1/19	1,060,000	1,250,365
5% 4/1/22	335,000	397,303
5% 4/1/23	4,050,000	4,740,201
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,417,311
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	973,774
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,111,900
5% 2/1/38	1,930,000	2,015,190
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	518,125
Series 2010, 5% 8/1/20	1,080,000	1,287,695
Series 2012, 5% 8/1/23	5,000,000	5,920,550
4% 8/1/24	3,000,000	3,176,040
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,280,106
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,599,658
Series 2013 B:
5% 10/15/23	1,100,000	1,271,006
5% 10/15/24	1,875,000	2,153,888
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,315,000	$ 2,318,820
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	250,450
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,691,025
5% 7/1/37 (AMBAC Insured)	2,000,000	2,065,940
5% 7/1/37 (FSA Insured)	4,000,000	4,131,880
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,084,500
5% 7/1/38 (FSA Insured)	2,000,000	2,050,840
Series 2009 C, 5.625% 7/1/39	2,000,000	2,159,860
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	419,761
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	355,586
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	678,436
5% 3/1/27	1,255,000	1,385,457
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	3,866,741
5% 8/15/23	5,000,000	5,828,250
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,293,550
4% 5/15/23	1,390,000	1,494,820
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,163,185
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	532,785
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	713,874
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	515,440
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,132,040
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
Second Series 2009 A, 5% 8/15/23	2,460,000	2,746,836
Second Series 2009 B, 5% 8/15/21	3,000,000	3,553,230
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	$ 510,000	$ 538,376
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,514,730
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	3,823,348
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,490,753
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,331,950
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	331,446
Series 2011, 6% 7/1/41	1,500,000	1,647,045
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,000,420
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	999,950
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,198,232
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	983,790
Series 2008 F, 5.25% 7/1/19	1,700,000	1,947,588
Series 2010, 5.125% 7/1/39	1,700,000	1,710,982
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	450,000	466,853
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	405,000	408,621
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,561,027
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,784,210
Series 2011 A, 5% 5/15/23	1,500,000	1,680,795
Series 2011, 5% 8/15/22	1,000,000	1,133,570
Series 2012 A:
5% 7/1/23	400,000	441,924
5% 7/1/24	700,000	767,942
5% 7/1/25	900,000	978,381
5% 7/1/25	1,000,000	1,061,510
5% 7/1/25	2,000,000	2,284,160
5% 7/1/25	1,120,000	1,193,886
5% 7/1/26	300,000	318,678
5% 10/1/30	750,000	792,120
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2012 B, 5% 7/1/25	$ 1,135,000	$ 1,250,430
Series 2012:
5% 7/1/23	850,000	940,406
5% 7/1/24	1,100,000	1,201,684
5% 7/1/26	1,080,000	1,091,210
5% 7/1/26	1,400,000	1,491,322
5% 7/1/27	300,000	315,138
5% 7/1/31	2,500,000	2,454,050
Series 2013 A:
5% 7/1/26	1,045,000	1,120,982
5% 7/1/27	1,185,000	1,261,421
5% 8/15/41	3,000,000	2,920,800
Series 2013 B, 5% 8/15/38	2,000,000	1,980,260
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,101,848
5.25% 12/15/15	320,000	321,197
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,536,266
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,113,020
5% 7/1/31 (FSA Insured)	5,000,000	5,272,200
Series 2008:
5% 7/1/35	880,000	916,432
5% 7/1/37 (FSA Insured)	4,485,000	4,651,707
6.8% 7/1/16 (Escrowed to Maturity)	315,000	336,653
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24 (Pre-Refunded to 6/1/15 @ 100)	2,000,000	2,141,360
Series 2007 A, 5% 5/1/25	1,000,000	1,104,610
Series 2011 A, 5% 7/1/24	5,515,000	6,277,504
(Dept. of Liquor Cont. Proj.) Series 2011 A, 5% 4/1/20	1,405,000	1,621,707
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,017,130
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
4% 7/1/18	1,065,000	1,178,305
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012: - continued
5% 7/1/20	$ 650,000	$ 752,219
5% 7/1/22	750,000	870,038
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,838,975
Washington Suburban San. District:
Series 2009 A, 5% 6/1/17	5,000,000	5,734,700
5% 6/1/20	2,000,000	2,326,400
		180,557,858
Puerto Rico - 2.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	248,687
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,011,580
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	221,713
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	956,490
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,440
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	923,800
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/39	5,000,000	872,750
		5,236,460
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $191,258,390)	191,867,846
NET OTHER ASSETS (LIABILITIES) - 1.7%	3,271,836
NET ASSETS - 100%	$ 195,139,682
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $191,256,341. Net unrealized appreciation aggregated $611,505, of which $4,678,135 related to appreciated investment securities and $4,066,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

November 30, 2013

1.810709.109

AZI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 95.3%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,746,870
5.75% 7/1/23	250,000	290,670
Series 2012 A, 5% 7/1/26	1,000,000	1,108,700
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,225,033
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,083,490
Series 2012 C, 5% 6/1/26	3,035,000	3,281,199
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,786,026
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,204,500
Series 2013 A, 5% 10/1/25	1,870,000	2,022,237
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,324,301
5% 7/1/32	470,000	470,879
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	923,380
Series 2012 A, 5% 2/1/23	1,285,000	1,357,140
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,077,840
Series 2007 B, 0.976% 1/1/37 (b)	1,000,000	755,270
Series 2008 A, 5.25% 1/1/31	1,000,000	1,032,490
Series 2008 D:
5.375% 1/1/32	1,000,000	1,039,380
6% 1/1/27	1,000,000	1,100,130
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,011,920
Series 2012 A, 5% 1/1/43	3,500,000	3,513,720
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,117,370
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,126,260
Arizona Trans. Board Hwy. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,061,580
Series 2011 A, 5.25% 7/1/26	1,250,000	1,419,338
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	525,395
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	$ 1,405,000	$ 1,426,286
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,130,074
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,283,061
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,127,270
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,077,554
Series 2005, 5% 12/1/35	1,000,000	985,570
Series 2007:
5% 12/1/27	1,000,000	1,007,540
5% 12/1/32	1,000,000	990,320
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,730,400
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,082,830
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,809,945
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,010,660
Series 2009 A, 6% 7/1/39	1,000,000	1,076,770
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,008,210
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,150,232
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	690,000	690,718
1% 7/1/29 (a)	480,000	484,512
1% 7/1/30 (a)	400,000	400,260
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,031,690
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	500,000	535,745
5% 7/1/21	1,000,000	1,061,050
Mesa Util. Sys. Rev.:
Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,148,770
Series 2011, 5% 7/1/35	1,015,000	1,063,832
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,090,820
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	$ 860,000	$ 876,134
5% 6/1/41	1,250,000	1,266,350
Series 2013, 5% 8/1/27	1,000,000	1,071,130
5% 6/1/21 (AMBAC Insured)	1,085,000	1,177,800
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,015,890
Series 2013, 5% 7/1/26 (c)	1,100,000	1,188,572
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,161,280
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	581,884
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,033,490
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,364,275
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	785,362
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,810
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	1,750,000	1,826,808
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	397,784
5% 7/1/27 (c)	400,000	410,364
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	704,769
5% 7/1/21 (AMBAC Insured)	910,000	963,945
Series 2013 A, 5% 12/1/22	1,000,000	1,129,670
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,163,290
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,852,700
5% 7/1/25	1,000,000	1,099,030
Series 2012 A:
5% 7/1/25	1,600,000	1,770,176
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
5% 7/1/26	$ 1,000,000	$ 1,097,060
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,050
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,091,590
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	921,499
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,210,050
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,175,427
5% 1/1/33	1,000,000	1,053,370
5% 1/1/38	2,400,000	2,500,344
Series 2009 A, 5% 1/1/26	1,950,000	2,120,801
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,451,145
5.5% 12/1/29	3,000,000	3,215,190
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	419,702
Series 2008 A, 5% 9/1/23	355,000	371,422
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,137,728
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,182,943
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,200
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,223,056
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	61,159
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,316,997
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,102,270
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/25	1,150,000	1,294,268
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	$ 860,000	$ 905,030
Series 2011, 6% 7/1/39	2,235,000	2,299,189
5.625% 7/1/36	1,000,000	1,006,940
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,452,681
Series 2009 A, 5% 6/1/39	1,000,000	1,028,990
Series 2012 A, 5% 6/1/37	2,000,000	2,084,260
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,153,900
Series 2012 A, 5.25% 8/1/33	2,000,000	1,947,260
		132,897,271
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	317,346
6.375% 10/1/43 (c)	200,000	206,534
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	445,372
		969,252
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (c)	500,000	475,155
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	920,000	116,684
Series 2009 A, 6% 8/1/42	600,000	482,658
Series 2011 C, 0% 8/1/41	500,000	75,770
		1,150,267
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 300,000	$ 313,374
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $133,926,424)	135,330,164
NET OTHER ASSETS (LIABILITIES) - 3.0%	4,176,035
NET ASSETS - 100%	$ 139,506,199
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $133,909,419. Net unrealized appreciation aggregated $1,420,745, of which $3,969,880 related to appreciated investment securities and $2,549,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014